STADION INVESTMENT TRUST

Stadion Managed Fund Class A Shares (ETFFX) Class C Shares (ETFYX) Class I Shares (ETFVX)	Stadion Olympus Fund™ Class A Shares (STOAX) Class C Shares (STOGX) Class I Shares (STOIX)	Stadion Trilogy Fund™ Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX)
Stadion Tactical Income Fund Class A Shares (TACFX) Class C Shares (TACCX)* Class I Shares (TACSX)	Stadion Market Opportunity Fund Class A Shares (ETFAX) Class C Shares (ETFCX) Class I Shares (ETFOX)

* As of the date of this Supplement Class C Shares of the Stadion Tactical Income Fund have not commenced operations.

SUPPLEMENT

Dated November 18, 2013

This Supplement updates the Prospectus, dated September 27, 2013 (“Prospectus”), for the Stadion Managed Fund, Stadion Olympus Fund™, Stadion Trilogy Fund™, Stadion Tactical Income Fund and Stadion Market Opportunity Fund (each a “Fund” and together the “Funds”), each a series of the Stadion Investment Trust (the “Trust”), as described below. Please keep this supplement for future reference.

Updated Information Regarding Reduced Sales Charges

The section entitled “Reduced Sales Charges.” on page 60 of the Prospectus is deleted and replaced in its entirety with the following:

Reduced Sales Charges. Consistent with the policies in this Prospectus, certain investments with any of the Funds offered by the Trust may be combined for purposes of purchasing shares with a lower sales charge.

•
Aggregating Accounts. Investors and members of the same family may aggregate investments in Class A shares held in all accounts (e.g., non-retirement and retirement accounts) with the Funds and/or with financial intermediaries in order to obtain a reduced sales charge.

•
Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of Class A shares of the Funds. This privilege may be modified or eliminated at any time by the Trust without notice.

•
Rights of Accumulation. The sales charge applicable to a purchase of Class A shares by an investor is determined by adding the purchase price of the Class A shares to be purchased, including any concurrent purchases as described above, to the aggregate value of Class A shares of the Funds previously purchased and then owned, provided the Distributor is notified by the investor or his/her broker-dealer each time a purchase is made which would so qualify. For example, an investor who is purchasing Class A shares with an aggregate value of $50,000 and who currently owns Class A shares of the Funds with an aggregate value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment.

•
Letter of Intent. Class A sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the “Letter of Intent” section of the account application. Information about the “Letter of Intent” procedures, including its terms, is contained in the SAI and on the account application.

•
Investments of $1 Million or More. If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial charge. However, you may be subject to a 1.00% CDSC on Class A shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends or capital gains distributions) to reimburse the Distributor for paying dealers a sales commission up to 1.00% of the purchase price of your investment in connection with your purchase. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Funds, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge. An investor may be required to provide the Funds, the Distributor, or his/her broker-dealer certain information to verify his/her eligibility for a reduced sales charge. This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Funds eligible to be aggregated that are in all accounts held at the Funds by the investor; (ii) information or records regarding shares of the Funds eligible to be aggregated that are in accounts held at broker-dealers by the investor; and (iii) information or records regarding shares of the Funds eligible to be aggregated that are in accounts held at the Funds or at any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups. See the SAI for additional information on reduced sales charges.

Updated Information Regarding Waived Sales Charges

The section entitled “Waived Sales Charges.” on page 61 of the Prospectus is deleted and replaced in its entirety with the following:

Waived Sales Charges. Under certain conditions, Class A shares of a Fund may be purchased without a front-end sales charge. These conditions may include purchases made through or by the following:

•	Employees of dealers that are members of the Financial Industry Regulatory Authority (“FINRA”), members of their immediate families, and their employee benefit plans.

•	Certain trust companies, bank trust departments, and investment advisers that invest on behalf of their clients and charge account management fees.

•	Participants in “no transaction fee” programs of discount brokerages that maintain an omnibus account with the Funds.

•	Individuals purchasing shares with the proceeds of a redemption of Class A shares of a Fund, if the shares were sold with a sales charge and redeemed within the previous 90 days.

The Adviser may also waive applicable sales charges under certain other conditions. Please contact the Adviser or the Distributor to determine eligibility for waived sales charges.

STADION INVESTMENT TRUST

Stadion Core Advantage Fund
Class A Shares (ETFRX)
Class C Shares (ETFZX)
Class I Shares (ETFWX)

SUPPLEMENT

Dated November 18, 2013

This Supplement updates the Prospectus, dated September 27, 2013 (“Prospectus”), for the Stadion Core Advantage Fund (the “Fund”), a series of the Stadion Investment Trust (the “Trust”), as described below. Please keep this supplement for future reference.

Updated Information Regarding Reduced Sales Charges

The section entitled “Reduced Sales Charges.” beginning on page 19 of the Prospectus is deleted and replaced in its entirety with the following:

Reduced Sales Charges. Consistent with the policies in this Prospectus, certain investments with any of the Stadion Funds may be combined for purposes of purchasing shares with a lower sales charge.

•
Aggregating Accounts. Investors and members of the same family may aggregate investments in Class A shares held in all accounts (e.g., non-retirement and retirement accounts) with the Stadion Funds and/or with financial intermediaries in order to obtain a reduced sales charge.

•
Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of Class A shares of the Stadion Funds. This privilege may be modified or eliminated at any time by the Trust without notice.

•
Rights of Accumulation. The sales charge applicable to a purchase of Class A shares by an investor is determined by adding the purchase price of the Class A shares to be purchased, including any concurrent purchases as described above, to the aggregate value of Class A shares of the Stadion Funds previously purchased and then owned, provided the Distributor is notified by the investor or his/her broker-dealer each time a purchase is made which would so qualify. For example, an investor who is purchasing Class A shares with an aggregate value of $50,000 and who currently owns Class A shares of the Stadion Funds with an aggregate value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment.

•
Letter of Intent. Class A sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the “Letter of Intent” section of the account application. Information about the “Letter of Intent” procedures, including its terms, is contained in the SAI and on the account application.

•
Investments of $1 Million or More. If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial charge. However, you may be subject to a 1.00% CDSC on Class A shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends or capital gains distributions) to reimburse the Distributor for paying dealers a sales commission up to 1.00% of the purchase price of your investment in connection with your purchase. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Fund, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge. An investor may be required to provide the Fund, the Distributor, or his/her broker-dealer certain information to verify his/her eligibility for a reduced sales charge. This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Fund eligible to be aggregated that are in all accounts held at the Stadion Funds by the investor; (ii) information or records regarding shares of the Fund eligible to be aggregated that are in accounts held at broker-dealers by the investor; and (iii) information or records regarding shares of the Fund eligible to be aggregated that are in accounts held at the Stadion Funds or at any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups. See the SAI for additional information on reduced sales charges.

Updated Information Regarding Waived Sales Charges

The section entitled “Waived Sales Charges.” on page 20 of the Prospectus is deleted and replaced in its entirety with the following:

Waived Sales Charges. Under certain conditions, Class A shares of the Fund may be purchased without a front-end sales charge. These conditions may include purchases made through or by the following:

•	Employees of dealers that are members of the Financial Industry Regulatory Authority (“FINRA”), members of their immediate families, and their employee benefit plans.

•	Certain trust companies, bank trust departments, and investment advisers that invest on behalf of their clients and charge account management fees.

•	Participants in “no transaction fee” programs of discount brokerages that maintain an omnibus account with the Fund.

•	Individuals purchasing shares with the proceeds of a redemption of Class A shares of a Stadion Fund, if the shares were sold with a sales charge and redeemed within the previous 90 days.

The Adviser may also waive applicable sales charges under certain other conditions. Please contact the Adviser or the Distributor to determine eligibility for waived sales charges.

STADION INVESTMENT TRUST

Stadion Managed Fund Class A Shares (ETFFX) Class C Shares (ETFYX) Class I Shares (ETFVX)	Stadion Olympus Fund™ Class A Shares (STOAX) Class C Shares (STOGX) Class I Shares (STOIX)	Stadion Trilogy Fund™ Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX)
Stadion Core Advantage Fund Class A Shares (ETFRX) Class C Shares (ETFZX) Class I Shares (ETFWX)	Stadion Tactical Income Fund Class A Shares (TACFX) Class C Shares (TACCX)* Class I Shares (TACSX)	Stadion Market Opportunity fund Class A Shares (ETFAX) Class C Shares (ETFCX) Class I Shares (ETFOX)

* As of the date of this Supplement Class C Shares of the Stadion Tactical Income Fund have not commenced operations.

SUPPLEMENT

Dated November 18, 2013

This Supplement updates the Statement of Additional Information, dated September 27, 2013 (“SAI”), for the Stadion Managed Fund, Stadion Core Advantage Fund, Stadion Olympus Fund™, Stadion Trilogy Fund™, Stadion Tactical Income Fund and Stadion Market Opportunity Fund (each a “Fund” and together the “Funds”), each a series of the Stadion Investment Trust (the “Trust”), as described below. Please keep this supplement for future reference.

Updated Information Regarding Reduced Sales Charges

The section entitled “Reduced Sales Charges – Class A Shares” beginning on page 43 of the SAI is deleted and replaced in its entirety with the following:

Reduced Sales Charges – Class A Shares

Purchases by Related Parties. Reductions in front-end sales charges for Class A shares of the Funds apply to purchases by a single “person,” including an individual, members of a family unit consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust or estate.

Concurrent Purchases. For purposes of qualifying for a lower front-end sales charge, investors have the privilege of combining concurrent purchases of Class A shares of a Fund with Class A shares of any other series of the Trust affiliated with the Adviser and sold with a similar or higher sales charge. For example, if a shareholder concurrently purchases Class A shares of the Managed Fund at the total public offering price of $50,000 and purchases Class A shares of the Core Advantage Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Class A shares of the Funds at the public offering price applicable to the total of (i) the total public offering price of the Class A shares of the Fund then being purchased, including any concurrent purchases of Class A shares as described above, plus (ii) an amount equal to the then current net asset value of the purchaser’s combined holdings of Class A shares of a Fund and Class A shares of any other series of the Trust that is sold with a similar or higher sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of their qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge for Class A shares of the Funds by executing a letter of intent. A letter of intent allows an investor to purchase Class A shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of Class A shares of a Fund and Class A shares of any other series of the Trust that is sold with a similar or higher sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases of Class A shares over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Funds to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Funds are authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor’s cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Funds whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Funds’ Account Application, or is otherwise available from the Funds. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Within 90 days after a redemption of Class A shares of a Fund, investors may reinvest the proceeds from the redemption, without a sales charge, in Class A shares of another Fund. If the shares are being reinvested into Class A shares of a Fund that is sold with a higher sales charge than the Class A shares redeemed, the investor must pay the difference. In addition, the Fund into which shares are reinvested must be registered for sale in the investor’s state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of Fund shares purchased in the reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the Fund shares acquired upon the reinvestment.

Sales at Net Asset Value. To encourage investment in the Funds, the Funds may sell Class A shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Adviser, and other service providers to the Trust, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Adviser. Clients of financial intermediaries may also purchase Class A shares at net asset value, without a sales charge, if the financial intermediary has made arrangements to permit them to do so with the Adviser or the Distributor. The public offering price of Class A shares of the Funds may also be reduced to the net asset value of such shares in connection with the acquisition of the assets of, or merger or consolidation with, a personal holding company or a public or private investment company.